Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total lease costs	$ 2.8	$ 3.2	$ 4.3
Short-term Lease, Cost	$ 0.2	$ 0.2	$ 0.3
Maximum [Member]
Operating leases terms varying	5 years
Minimum [Member]
Operating leases terms varying	1 year